UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03503

UBS RMA Money Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2006

Item 1.  Schedule of Investments

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

US government agency obligations—3.83%
375,000	Federal Home Loan Bank	10/06/06 to 12/13/06	5.190 to 5.270*	374,813,737
84,075	Federal Home Loan Mortgage Corp.	10/23/06	4.250	84,075,000
Total US government agency obligations (cost—$458,888,737)				458,888,737

Bank notes—2.89%
Banking-US—2.06%
247,000	Bank of America N.A.	10/02/06	5.310 to 5.315*	247,000,000

Banking-non-US—0.83%
100,000	Royal Bank of Scotland PLC	11/24/06	5.410*	100,007,360
Total bank notes (cost—$347,007,360)				347,007,360

Time deposit—1.64%
Banking-non-US—1.64%
196,000	State Street Bank & Trust Co., Grand Cayman Islands (cost—$196,000,000)	10/02/06	5.375	196,000,000

Certificates of deposit—18.16%
Non-US—12.40%
94,000	ABN AMRO Bank NV (Chicago)	01/24/07	4.850	94,000,000
100,000	Barclays Bank PLC	10/02/06	5.310*	100,000,000
177,000	BNP Paribas	11/14/06	5.365	177,000,000
85,000	Credit Suisse First Boston	10/12/06	5.470*	84,993,471
114,000	Deutsche Bank AG	03/06/07	5.090	114,000,000
140,500	Fortis Bank NV-SA	02/06/07	4.930	140,500,000
118,500	Natexis Banque Populaires	10/02/06	5.350*	118,500,000
124,700	Natexis Banque Populaires	06/29/07	5.275	124,700,000
284,500	Norinchukin Bank Ltd.	12/07/06 to 03/22/07	5.330 to 5.400	284,500,000
45,000	Royal Bank of Scotland PLC	10/23/06	5.270*	44,995,112
76,000	Societe Generale	10/02/06	5.320*	76,000,000
27,000	Societe Generale	11/17/06	4.700	27,000,000
100,000	Svenska Handelsbanken	11/08/06	4.750	100,000,000
				1,486,188,583
US—5.76%
65,000	American Express Centurion Bank	10/18/06	5.270	65,000,000
235,500	American Express, Federal Savings Bank	10/02/06 to 10/12/06	5.270	235,500,000
95,000	First Tennessee Bank N.A. (Memphis)	10/17/06	5.310	95,000,000
120,000	Wachovia Bank N.A. (Charlotte)	12/29/06	5.327*	119,990,351
100,000	Wells Fargo Bank N.A.	10/02/06	5.300*	99,999,202
75,000	Wells Fargo Bank N.A.	10/25/06	5.270	75,000,000
				690,489,553
Total certificates of deposit (cost—$2,176,678,136)				2,176,678,136

Commercial paper@—60.29%
Asset backed-banking—2.22%
270,231	Atlantis One Funding	11/10/06 to 02/14/07	5.250 to 5.335	266,312,894

Asset backed-miscellaneous—22.79%
291,865	Amsterdam Funding Corp.	10/05/06 to 11/14/06	5.255 to 5.270	291,154,086
69,333	Atlantic Asset Securitization LLC	10/12/06	5.270	69,231,504
344,600	Barton Capital LLC	10/12/06 to 11/09/06	5.255 to 5.280	343,219,964
124,231	Bryant Park Funding LLC	10/17/06 to 10/20/06	5.260	123,923,780
47,425	Chariot Funding LLC	10/10/06 to 10/11/06	5.260 to 5.270	47,365,490
261,242	Falcon Asset Securitization Corp.	10/06/06 to 10/24/06	5.250 to 5.260	260,874,593
225,000	Kitty Hawk Funding Corp.	10/02/06 to 10/16/06	5.260 to 5.275	224,795,444
225,091	Old Line Funding Corp.	10/06/06 to 10/20/06	5.260 to 5.265	224,791,428
275,023	Preferred Receivables Funding Corp.	10/10/06 to 10/26/06	5.260 to 5.280	274,530,084
159,600	Ranger Funding Co. LLC	10/11/06 to 10/20/06	5.260	159,265,201
146,535	Regency Markets No. 1 LLC	10/12/06 to 10/13/06	5.270	146,307,285
65,849	Sheffield Receivables Corp.	10/20/06	5.260	65,675,817
122,636	Thunderbay Funding	10/02/06 to 10/16/06	5.260	122,570,143
31,000	Variable Funding Capital Corp.	10/05/06	5.280*	30,997,765
74,000	Variable Funding Capital Corp.	10/12/06	5.280	73,891,467
112,000	Windmill Funding Corp.	10/05/06 to 11/06/06	5.260 to 5.270	111,775,282
162,786	Yorktown Capital LLC	10/16/06 to 11/02/06	5.260	162,204,623
				2,732,573,956
Asset backed-securities—13.13%
330,574	Cancara Asset Securitization LLC	10/05/06 to 10/25/06	5.260 to 5.270	330,068,320

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

96,000	CC (USA), Inc. (Centauri)	10/02/06 to 11/15/06	5.295 to 5.390	95,637,587
41,000	Dorada Finance, Inc.	10/10/06	5.280	40,951,893
151,000	Galaxy Funding, Inc.	10/05/06 to 11/21/06	5.275 to 5.380	150,436,175
319,000	Grampian Funding LLC	11/01/06 to 03/27/07	5.090 to 5.240	313,894,407
297,372	Scaldis Capital LLC	10/16/06 to 11/24/06	5.260 to 5.310	296,116,211
348,043	Solitaire Funding LLC	10/06/06 to 02/05/07	5.260 to 5.265	346,459,113
				1,573,563,706
Banking-non-US—5.80%
96,000	Alliance & Leicester PLC	11/01/06	5.365	95,570,800
116,270	Dresdner US Finance, Inc.	10/02/06 to 10/13/06	5.260 to 5.390	116,195,888
240,200	Nationwide Building Society	10/06/06 to 01/19/07	5.260 to 5.390	238,906,605
95,950	Spintab AB	11/09/06	5.290	95,414,226
150,000	Svenska Handelsbanken	11/10/06	5.290	149,140,375
				695,227,894
Banking-US—7.61%
185,000	Danske Corp.	12/21/06	5.255	182,839,611
302,950	ING (US) Funding LLC	10/17/06 to 03/12/07	5.220 to 5.255	300,331,049
87,000	Kredietbank N.A. Finance Corp.	12/28/06	5.240	85,898,290
256,450	Nordea N.A., Inc.	11/01/06 to 02/26/07	5.115 to 5.355	253,117,140
45,000	San Paolo IMI US Financial Co.	10/02/06	5.340	45,000,000
46,500	Stadshypotek Del, Inc.	03/14/07	5.230	45,398,867
				912,584,957
Brokerage—4.98%
298,250	Bear Stearns Cos., Inc.	11/01/06 to 12/07/06	5.280 to 5.360	296,395,943
215,000	Morgan Stanley	10/02/06	5.340 to 5.425*	215,000,000
85,000	Morgan Stanley	10/03/06	5.260	84,987,581
				596,383,524
Finance-captive automotive—1.59%
195,275	Toyota Motor Credit Corp.	10/17/06 to 06/14/07	5.170 to 5.280	191,111,054

Finance-noncaptive diversified—2.17%
80,000	CIT Group, Inc.	10/05/06 to 11/07/06	5.260 to 5.385	79,819,762
182,000	General Electric Capital Corp.	10/06/06 to 01/05/07	4.565 to 5.030	180,860,842
				260,680,604
Total commercial paper (cost—$7,228,438,589)				7,228,438,589

Short-term corporate obligations—14.14%
Asset backed-securities—8.59%
265,000	Beta Finance, Inc.**	10/02/06 to 11/27/06	5.310 to 5.375*	264,980,365
120,000	CC (USA), Inc. (Centauri)**	10/02/06	5.310 to 5.325*	119,994,078
120,000	CC (USA), Inc. (Centauri)**	04/25/07	5.315	119,996,602
80,000	Dorada Finance, Inc.**	11/27/06	5.365*	79,992,913
235,000	K2 (USA) LLC**	10/02/06 to 10/17/06	5.285 to 5.325*	234,983,024
151,000	Links Finance LLC**	10/16/06 to 10/17/06	5.310 to 5.452*	151,003,916
58,500	Links Finance LLC**	02/13/07	5.000	58,500,000
				1,029,450,898
Automotive OEM—0.25%
30,000	American Honda Finance Corp.**	11/22/06	5.439*	30,002,865

Banking-non-US—2.28%
100,000	ANZ National International Ltd.**	10/10/06	5.310*	100,000,000
173,000	HBOS Treasury Services PLC**	10/02/06	5.380*	173,000,000
				273,000,000
Finance-noncaptive consumer—2.69%
215,000	HSBC Finance Corp.	10/02/06 to 12/01/06	5.150 to 5.440*	215,044,442
108,100	Toyota Motor Credit Corp.	10/02/06	5.300*	108,100,000
				323,144,442

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Finance-noncaptive diversified—0.33%
40,000	General Electric Capital Corp.	10/10/06	5.455*	40,000,000
Total short-term corporate obligations (cost—$1,695,598,205)				1,695,598,205

Repurchase agreements—1.01%
30,000	Repurchase agreement dated 09/29/06 with Deutsche Bank Securities, Inc., collateralized by $25,000,000 Federal Home Loan Bank obligations, 6.000% due 09/08/20 and $17,221,000 Federal National Mortgage Association Stripped Principal Payment Bonds, zero coupon due 10/08/27; (value—$30,600,256); proceeds: $30,013,175	10/02/06	5.270	30,000,000
90,000	Repurchase agreement dated 09/29/06 with Goldman Sachs & Co., collateralized by $90,342,000 US Treasury Notes, 2.500% to 6.125% due 10/31/06 to 08/15/07; (value—$91,800,400); proceeds: $90,039,900	10/02/06	5.320	90,000,000
972	Repurchase agreement dated 09/29/06 with State Street Bank & Trust Co., collateralized by $49,545 US Treasury Bonds, 11.250% due 02/15/15 and $897,749 US Treasury Notes, 4.875% to 5.125% due 06/30/08 to 05/15/09; (value—$991,786); proceeds: $972,377	10/02/06	4.650	972,000
Total repurchase agreements (cost—$120,972,000)				120,972,000

Number of
shares
(000)

Money market funds†—0.00%
†† 0	AIM Prime Portfolio	5.220	1
50	UBS Private Money Market Fund LLC***	5.252	49,505
Total money market funds (cost—$49,506)			49,506
Total investments (cost—$12,223,632,533 which approximates cost for federal income tax purposes)(1)—101.96%			12,223,632,533
Liabilities in excess of other assets—(1.96)%			(234,438,703)
Net assets (applicable to 11,990,332,710 shares of common stock outstanding equivalent to $1.00 per share)—100.00%			11,989,193,830

*	Variable rate securities–maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2006 and reset periodically.
**

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 11.11% of net assets as of September 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at September 30, 2006.
††	Amount represents less than 500 shares.
OEM	Original Equipment Manufacturer
(1)

Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

***	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended September 30, 2006.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
Security	Value at	ended	ended	Value at	ended
description	06/30/06 ($)	09/30/06 ($)	09/30/06 ($)	09/30/06 ($)	09/30/06 ($)
UBS Private Money Market Fund LLC	—	239,298	189,793	49,505	2

Issuer breakdown by country of origin

Percentage of portfolio assets (%)
United States	74.6
United Kingdom	6.3
Japan	4.9
France	4.3
Sweden	2.9
Germany	1.9
Grand Cayman Islands	1.6
Belgium	1.2
New Zealand	0.8
Netherlands	0.8
Switzerland	0.7
Total	100.0

Weighted average maturity - 43 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2006.

UBS RMA U.S. Government Portfolio

Schedule of investments – September 30, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

US government obligations—24.18%
130,000	US Treasury Bills (1)	10/26/06 to 03/15/07	4.921 to 4.925@	127,946,729
100,000	US Treasury Bills	01/04/07	4.740@	98,762,464

Total US government obligations (cost—$226,709,193)				226,709,193

Repurchase agreements—75.93%
225,000	Repurchase agreement dated 09/29/06 with Bear Stearns & Co., collateralized by $185,353,000 US Treasury Inflation Index Notes, 3.000% to 3.625% due 01/15/08 to 07/15/12; (value—$229,584,592); proceeds: $225,091,875	10/02/06	4.900	225,000,000
191,900	Repurchase agreement dated 09/29/06 with Goldman Sachs & Co., collateralized by $194,665,000 US Treasury Notes, 3.875% to 4.875% due 07/31/07 to 05/15/09; (value—$195,738,280); proceeds: $191,979,958	10/02/06	5.000	191,900,000
200,000	Repurchase agreement dated 09/29/06 with Merrill Lynch & Co., collateralized by $201,260,000 US Treasury Bills, zero coupon due 10/05/06 to 03/29/07 and $4,800,000 US Treasury Notes, 2.500% to 4.125% due 09/30/06 to 08/15/08; (value—$204,004,011); proceeds: $200,082,500	10/02/06	4.950	200,000,000
95,000	Repurchase agreement dated 09/29/06 with Morgan Stanley, collateralized by $98,345,997 US Treasury Notes, 3.375% due 02/15/08; (value—$96,900,020); proceeds: $95,039,583	10/02/06	5.000	95,000,000
71	Repurchase agreement dated 09/29/06 with State Street Bank & Trust Co., collateralized by $3,619 US Treasury Bonds, 11.25% due 02/15/15 and $65,576 US Treasury Notes, 4.875% to 5.125% due 06/30/08 to 05/15/09; (value—$72,445); proceeds: $71,028	10/02/06	4.650	71,000
Total repurchase agreements (cost—$711,971,000)				711,971,000

Investments of cash collateral from securities loaned—4.91%
Repurchase agreement—4.90%
45,936	Repurchase agreement dated 09/29/06 with Morgan Stanley, collateralized by $47,554,003 US Treasury Notes, 3.375% due 02/15/08; (value—$46,854,818); proceeds: $45,955,227 (cost—$45,936,087)	10/02/06	5.000	45,936,087

Number of shares (000)

Money market funds†—0.01%
72		AIM Treasury Portfolio	4.853	72,150
††	0	Federated Treasury Obligation Fund	4.845	100
††	0	Provident Treasury Trust	4.604	81
Total money market funds (cost–$72,331)				72,331
Total investments of cash collateral from securities loaned (cost–$46,008,418)				46,008,418
Total investments (cost–$984,688,611 which approximates cost for federal income tax purposes)–(2)(3)—105.02%				984,688,611
Liabilities in excess of other assets–(5.02)%				(47,026,342)
Net assets (applicable to 938,181,487 shares of common stock outstanding equivalent to $1.00 per share)–100.00%				937,662,269

@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at September 30, 2006.
††	Amount represents less than 500 shares.
(1)	Security was on loan at September 30, 2006.
(2)

Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value.  Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

(3)

Includes $128,004,300 of investments in securities on loan, at market value.  The custodian held cash equivalents as collateral for securities loaned of $46,008,418.  In addition, the custodian held a US government agency security having an aggregate value of $84,811,539 as collateral for portfolio securities loaned as follows:

Principal			Interest	Market
amount		Maturity	rate	value
(000) ($)		date	(%)	($)
80,375	Federal National Mortgage Association	06/15/09	6.375	84,811,539

Weighted average maturity – 29 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2006.

UBS Retirement Money Fund

Schedule of investments – September 30, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

US government agency obligations—4.78%
15,000	Federal Farm Credit Bank	10/02/06	5.240*	14,998,372
40,500	Federal Home Loan Bank	10/06/06 to 10/10/06	5.190 to 5.208*	40,477,673
18,000	Federal Home Loan Mortgage Corp.	10/23/06	4.250	18,000,000
Total US government agency obligations (cost—$73,476,045)				73,476,045

Bank notes—2.60%
Banking-US—2.60%
40,000	Bank of America N.A. (cost—$40,000,000)	10/02/06	5.310*	40,000,000

Certificates of deposit—16.75%
Non-US—11.59%
16,000	ABN AMRO Bank NV (Chicago)	01/24/07	4.850	16,000,000
20,000	Barclays Bank PLC	02/13/07	5.010	20,000,000
15,000	BNP Paribas	11/14/06	5.365	15,000,000
17,000	Deutsche Bank AG	03/06/07	5.090	17,000,000
10,000	Fortis Bank NV-SA	02/06/07	4.930	10,000,000
15,000	Natexis Banque Populaires	10/02/06	5.350*	15,000,000
15,000	Natexis Banque Populaires	10/11/06	5.400	15,000,000
30,000	Norinchukin Bank Ltd.	10/11/06 to 12/27/06	5.310 to 5.330	30,000,034
25,000	Societe Generale	10/04/06	4.410	25,000,007
15,000	Svenska Handelsbanken	11/08/06	4.750	15,000,000
				178,000,041

US—5.16%
5,000	First Tennessee Bank N.A. (Memphis)	11/14/06	5.350	5,000,000
15,000	SunTrust Bank	10/05/06	5.290*	15,000,000
24,200	Wachovia Bank N.A. (Charlotte)	12/29/06	5.327*	24,197,272
20,000	Wells Fargo Bank N.A.	10/16/06	5.270	20,000,000
15,000	Wells Fargo Bank N.A.	12/11/06	5.300*	14,999,300
				79,196,572
Total certificates of deposit (cost—$257,196,613)				257,196,613

Commercial paper@—58.01%
Asset backed-banking—2.08%
32,674	Atlantis One Funding	12/28/06 to 03/15/07	5.230 to 5.440	32,024,210
Asset backed-miscellaneous—18.48%
15,000	Alpine Securitization	10/02/06	5.370	15,000,000
10,000	Amsterdam Funding Corp.	10/30/06	5.255	9,959,128
20,000	Barton Capital LLC	10/12/06	5.260	19,970,778
35,000	Falcon Asset Securitization Corp.	10/19/06	5.260	34,913,064
26,000	Kitty Hawk Funding Corp.	10/26/06	5.260	25,908,826
33,000	Ranger Funding Co. LLC	10/11/06	5.260	32,956,605
22,500	Regency Markets No. 1 LLC	10/10/06 to 10/16/06	5.260 to 5.270	22,460,492
25,000	Sheffield Receivables Corp.	10/02/06 to 10/17/06	5.260	24,967,125
10,000	Thunderbay Funding	11/06/06	5.260	9,948,861
15,000	Variable Funding Capital Corp.	10/12/06	5.280	14,978,000
38,850	Windmill Funding Corp.	10/03/06 to 11/06/06	5.260 to 5.280	38,756,650
34,151	Yorktown Capital LLC	10/16/06 to 11/02/06	5.260	34,045,993
				283,865,522

Asset backed-securities—5.01%
8,000	Beta Finance, Inc.	03/09/07	5.230	7,816,369
7,000	Cancara Asset Securitisation LLC	10/10/06	5.260	6,991,818
32,250	CC (USA), Inc. (Centauri)	10/02/06 to 11/15/06	5.250 to 5.390	32,153,750
10,000	Galaxy Funding, Inc.	10/06/06	5.315	9,994,094
10,000	K2 (USA) LLC	10/16/06	5.260	9,979,544
10,000	Solitaire Funding LLC	10/23/06	5.265	9,969,288
				76,904,863
Banking-non-US—5.17%
10,000	Credit Suisse First Boston	12/13/06	5.260	9,894,800
31,000	Depfa Bank PLC	10/13/06 to 12/15/06	5.255 to 5.385	30,756,705
23,000	Nationwide Building Society	11/01/06 to 01/19/07	5.260 to 5.360	22,839,969
10,000	Northern Rock PLC	11/03/06	5.355	9,952,400
6,000	Westpac Trust Securities NZ Ltd.	10/10/06	5.380	5,992,827
				79,436,701

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Banking-US—14.30%
15,000	Barclays US Funding Corp.	11/17/06	5.265	14,899,088
10,000	CBA (Delaware) Finance, Inc.	01/22/07	5.335	9,834,022
36,000	Dexia Delaware LLC	11/22/06	5.260	35,731,740
21,000	Dresdner US Finance, Inc.	10/16/06	5.260	20,957,043
25,000	Fortis Funding LLC	11/10/06	5.240	24,858,084
25,000	ING (US) Funding LLC	10/05/06 to 12/11/06	5.235 to 5.250	24,891,373
15,000	Kredietbank N.A. Finance Corp.	11/27/06	5.250	14,877,500
15,000	Nordea N.A., Inc.	02/26/07	5.115	14,686,706
20,000	San Paolo IMI US Financial Co.	03/22/07	5.210	19,505,050
20,000	Stadshypotek Del, Inc.	10/16/06	5.260	19,959,089
20,000	UniCredito Delaware, Inc.	03/19/07	5.220	19,512,800
				219,712,495
Brokerage—8.82%
35,000	Bear Stearns Cos., Inc.	11/01/06 to 11/06/06	5.340 to 5.360	34,829,167
19,000	Greenwich Capital Holdings, Inc.	10/05/06	5.290*	19,000,000
12,000	Greenwich Capital Holdings, Inc.	12/11/06	5.240	11,877,733
35,000	Merrill Lynch & Co., Inc.	11/20/06	5.230	34,750,849
20,000	Morgan Stanley	10/02/06	5.340*	20,000,000
15,000	Morgan Stanley	10/17/06	5.250	14,967,187
				135,424,936
Finance-captive automotive—0.91%
14,000	Toyota Motor Credit Corp.	10/17/06	5.280	13,969,200
Finance non-captive diversified—0.64%
10,000	General Electric Capital Corp.	01/05/07	5.030	9,867,264
Insurance-multiline—1.49%
23,000	Swiss RE Financial Products	10/20/06	5.260	22,939,510
Technology-software—1.11%
17,000	First Data Corp.	10/02/06	5.260	17,000,000
Total commercial paper (cost—$891,144,701)				891,144,701

Short-term corporate obligations—15.01%
Asset backed-securities—3.25%
15,000	K2 (USA) LLC**	10/02/06	5.315*	14,999,502
25,000	Links Finance LLC**	10/16/06	5.310*	25,000,988
10,000	Links Finance LLC**	02/13/07	5.000	10,000,000
				50,000,490
Banking-non-US—4.43%
50,000	HBOS Treasury Services PLC**	10/02/06	5.380*	50,000,000
18,000	Societe Generale**	10/02/06	5.300*	18,000,000
				68,000,000
Banking-US—0.65%
10,000	Wachovia Bank N.A. (Charlotte)	12/04/06	5.371*	9,998,667
Brokerage—1.37%
21,000	Citigroup Global Market Holdings, Inc.	10/02/06	5.520*	21,013,811
Finance-captive automotive—1.30%
20,000	Toyota Motor Credit Corp.	10/02/06	5.300*	20,000,000
Finance-noncaptive consumer—2.38%
36,600	HSBC Finance Corp.	10/02/06	5.515*	36,601,599
Finance non-captive diversified—1.63%
25,000	General Electric Capital Corp.	10/10/06	5.455*	25,000,000
Total short-term corporate obligations (cost—$230,614,567)				230,614,567

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreements—4.62%
70,000	Repurchase agreement dated 09/29/06 with Deutsche Bank Securities, Inc., collateralized by $40,000,000 Federal Home Loan Bank obligations, 4.000% due 07/13/07; $25,000,000 Federal Home Loan Mortgage Corp. obligations, 5.250% due 12/01/14; and $6,555,000 Federal National Mortgage Association obligations, 2.710% due 01/30/07; (value—$71,400,025); proceeds: $70,030,742	10/02/06	5.270	70,000,000
909	Repurchase agreement dated 09/29/06 with State Street Bank & Trust Co., collateralized by $46,333 US Treasury Bonds, 11.250% due 02/15/15 and $839,562 US Treasury Notes, 4.875% to 5.125% due 06/30/08 to 05/19/09; (value—$927,503); proceeds: $909,352	10/02/06	4.650	909,000
Total repurchase agreements (cost—$70,909,000)				70,909,000

Total investments (cost—$1,563,340,926 which approximates cost for federal income tax purposes)(1)—101.77%				1,563,340,926
Liabilities in excess of other assets—(1.77)%				(27,252,736)
Net assets (applicable to 1,535,906,105 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				1,536,088,190

*	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2006 and reset periodically.
**

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.68% of net assets as of September 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.
(1)

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer breakdown by country of origin

Percentage of portfolio assets (%)
United States	73.1
United Kingdom	8.7
France	5.7
Japan	4.2
Switzerland	2.1
Ireland	2.0
Germany	1.1
Netherlands	1.0
Sweden	1.0
Belgium	0.7
Australia	0.4
Total	100.0

Weighted average maturity - 38 days

For more information regarding the Fund's other significant accounting policies, please refer to the Fund's annual report to shareholders dated June 30, 2006.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)            Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2006